Supplemental disclosure of cash flow items - Tax paid (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Supplemental disclosure of cash flow items
Net income tax payable (receivable) at January 1			$ 343	$ 2,603
Current tax expense			18,451	16,991
Foreign currency movement			(148)	(332)
Net income tax (payable) receivable June 30,	$ (3,566)	$ (9,016)	(3,566)	(9,016)
Tax paid	$ 10,822	$ 5,415	$ 15,080	$ 10,246